EQUITY - Interim dividend and interest on equity (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
EQUITY
Controlling shareholders	R$ 4,085,013	R$ 6,239,364	R$ 4,770,527
Allocation to legal reserve	(204,250)	(311,968)
Tax incentives - not distributable	(95,095)	(43,009)
Adjusted net income	3,785,668	5,884,387
Dividend and IOE distributed for the year	(3,075,000)	(4,235,000)	R$ (3,830,000)
Interest on equity (gross)	(2,075,000)	(2,735,000)
Interim dividends	(1,000,000)	(1,500,000)
Balance of unallocated net income	710,668	1,649,387
Unclaimed dividends and interest on equity	167,449	116,236
Actuarial gains (losses) recognized and effect of limitation of surplus plan assets, net of taxes and other changes	(51,386)	262,901
Income available to be distributed	826,731	2,028,524
Proposed additional dividends - Net income for the year	826,731	2,028,524
Mandatory minimum dividend - 25% of adjusted net income	R$ 946,417	R$ 1,471,097
Common shares
EQUITY
Proposed additional dividends per share	R$ 0.496960	R$ 1.209659